Related parties and variable interest entities - Additional information (Detail)		12 Months Ended			60 Months Ended
		Dec. 31, 2022 EUR (€) element	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Feb. 15, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 29, 2021 EUR (€)
Related Party Transaction [Line Items]
Loan receivable	[1]	€ 364,400,000	€ 124,400,000
Repayment grace period, loan to related parties		3 years
Number of elements | element		2
Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Amount paid under contractual obligation					€ 969,100,000
Zeiss High-NA Funding Commitment | Research and development support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					305,500,000
Commitment consideration paid		€ 76,600,000	61,200,000	€ 96,100,000
Zeiss High-NA Funding Commitment | Capital expenditure support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					€ 663,600,000
Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Term of loan to related parties		10 years
Carl Zeiss SMT GmbH | Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Loan receivable							€ 240,000,000	€ 124,400,000
Commitment consideration paid			€ 221,400,000
Any Director or Officer of ASML or any Associate Thereof
Related Party Transaction [Line Items]
Transactions outside the normal course of business		€ 0
Due from (to) related party		0
Any Director or Officer of ASML or any Associate Thereof | Subsequent Event
Related Party Transaction [Line Items]
Due from (to) related party						€ 0
Maximum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Loan receivable		€ 1,000,000,000
Interest rate on principal amount (in percentage)		1.00%
Minimum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		0.01%
Carl Zeiss SMT GmbH | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership interest (in percentage)		100.00%
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%

[1]	Loan receivable includes amounts with related parties of €364.4 million and €124.4 million at December 31, 2022 and 2021, respectively.